MAY 31, 2022	Projects Committed / In Construction

45 projects	27 cities represented across 12 states	7,310 units of housing– 60% affordable housing	$1.5B capital invested or allocated	20.6M hours created of union construction work

MA MASSACHUSETTS
• 4 Projects Under Construction
• 381 Units of Housing (100% Affordable)
• $146.9M HIT Investment
WI WISCONSIN
• 1 Project Under Construction
• 322 Units of Housing
• $104.7M HIT Investment
MN MINNESOTA
• 15 Projects Under Construction
• 1,937 Units of Housing (66% Affordable)
• $436.7M HIT Investment
MI MICHIGAN
• 2 Projects Under Construction
• 216 Units of Housing (23% Affordable)
• $62.3M Invested/Allocated
CA CALIFORNIA
• 3 Projects Under Construction
• 289 Units of Housing (50% Affordable)
• $79.1M Invested/Allocated
MO MISSOURI
• 1 Project Under Construction
• 201 Units of Housing
• $32.0M HIT Investment
IL ILLINOIS
• 11 Projects Under Construction
• 2,074 Units of Housing (73% Affordable)
• $391.0M HIT Investment
NY NEW YORK
• 3 Projects Under Construction
• 1,188 Units of Housing (29% Affordable)
• $158.0M Invested/Allocated
TX TEXAS
• 1 Project Under Construction
• 265 Units of Housing (100% Affordable)
• $37.0M HIT Investment
OH OHIO
• 2 Projects Under Construction
• 100 Units of Housing (100% Affordable)
• $16.6M Invested/Allocated
PA PENNSYLVANIA
• 1 Projects Under Construction
• 184 Units of Housing (100% Affordable)
• $13.8M HIT Investment
HI HAWAII
• 1 Project Under Construction
• 153 Units of Housing (88% Affordable)
• $17.1M HIT Investment
MN
WI
MI
NY
MA
PA
OH
IL
MO
CA
TX
HI

Investments include New Markets Tax Credits allocations by HIT subsidiary Building America CDE, Inc. Job and economic impact figures are estimates calculated using IMPLAN, an input-output model, based on HIT and Building America CDE, Inc. project data. Data is current as of May 31, 2022. Economic impact data is in 2021 dollars and all other figures are nominal. This graphic provides information about projects financed by the HIT that were pre- or under construction as of the date of this report. Projects are included until they reach permanent loan status. The projects shown on this table may not reflect HIT’s current portfolio for any or all of the following reasons: (i) the assets related to the project(s) shown on this table may no longer be held in the HIT’s current portfolio; (ii) other assets in the HIT’s current portfolio may have characteristics different from those shown on this table; and (iii) this table is not a complete list of all the projects financed by the HIT as of the date of this report.

Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing. Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www.aflcio-hit.com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202-331-8055. Investors should read the current prospectus carefully before investing.

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